Selected Statement of Operations Data - Property Plant and Equipment Net of Accumulated Depreciation and Amortization by Geographical Location (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment	$ 27,715	$ 24,559	[1]	$ 26,552
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment	11,018	11,187		10,863
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment	3,354	1,891		5,451
Italy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment	4,578	4,621		4,661
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment	5,455	4,621		1,645
Rest of the World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment	$ 3,310	$ 2,239		$ 3,932

[1]	See Note 1a(ii).